Derivative Financial Instruments - Forward foreign exchange contracts (Details) € in Thousands, £ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 EUR (€) contract $ / € $ / £	Jun. 30, 2019 GBP (£) contract $ / € $ / £
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ (30,781)	$ 74	$ (51,931)	$ 17,235
Forward foreign exchange contracts held for trading
Forward foreign exchange contracts
Unrealized gain/(loss) on derivative financial instruments held for trading | $	$ 1,170	$ (3,764)	$ 774	$ (2,916)
Forward foreign exchange contracts held for trading | GBP
Forward foreign exchange contracts
Notional Amount | £						£ 2,700
Forward foreign exchange contracts held for trading | EUR
Forward foreign exchange contracts
Notional Amount | €					€ 21,000
GasLog with counterparty Skandinavinska Enskilda Banken AB (publ) ("SEB"), settlement in July to December 2019 | GBP
Forward foreign exchange contracts
Trade date			Oct 2018
Number of contracts | contract					6	6
Settlement Date			July-Dec 2019
Fixed Exchange Rate | $ / £					1.3228	1.3228
Notional Amount | £						£ 2,700
GasLog with counterparty Nordea Bank AB, London Branch, settlement in July 2019 | EUR
Forward foreign exchange contracts
Trade date			August 2018
Number of contracts | contract					1	1
Settlement Date			July 2019
Fixed Exchange Rate | $ / €					1.1715	1.1715
Notional Amount | €					€ 2,500
GasLog with counterparty Nordea Bank AB, London Branch, settlement in September 2019 | EUR
Forward foreign exchange contracts
Trade date			August 2018
Number of contracts | contract					1	1
Settlement Date			September 2019
Fixed Exchange Rate | $ / €					1.1784	1.1784
Notional Amount | €					€ 5,000
GasLog with counterparty Dnb Bank, settlement in July 2019 | EUR
Forward foreign exchange contracts
Trade date			August 2018
Number of contracts | contract					1	1
Settlement Date			July 2019
Fixed Exchange Rate | $ / €					1.1711	1.1711
Notional Amount | €					€ 2,500
GasLog with counterparty Dnb Bank, settlement in August 2019 | EUR
Forward foreign exchange contracts
Trade date			August 2018
Number of contracts | contract					1	1
Settlement Date			August 2019
Fixed Exchange Rate | $ / €					1.1747	1.1747
Notional Amount | €					€ 5,000
Gaslog with counterparty Citibank, settlement in July 2019 | EUR
Forward foreign exchange contracts
Trade date			March 2019
Number of contracts | contract					1	1
Settlement Date			July 2019
Fixed Exchange Rate | $ / €					1.1470	1.1470
Notional Amount | €					€ 1,000
Gaslog with counterparty Citibank, settlement in August 2019 | EUR
Forward foreign exchange contracts
Trade date			March 2019
Number of contracts | contract					1	1
Settlement Date			August 2019
Fixed Exchange Rate | $ / €					1.1501	1.1501
Notional Amount | €					€ 1,000
Gaslog with counterparty Citibank, settlement in September 2019 | EUR
Forward foreign exchange contracts
Trade date			March 2019
Number of contracts | contract					1	1
Settlement Date			September 2019
Fixed Exchange Rate | $ / €					1.1531	1.1531
Notional Amount | €					€ 1,000
Gaslog with counterparty Oversea-Chinese Banking Corporation Limited ("OCBC Bank"), settlement in July-September 2019 | EUR
Forward foreign exchange contracts
Trade date			March 2019
Number of contracts | contract					3	3
Settlement Date			July-September 2019
Fixed Exchange Rate | $ / €					1.14395	1.14395
Notional Amount | €					€ 3,000